Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 6,829	$ 5,507
Fair value of plan assets	5,838	4,936
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$ 553	$ 467